Average Annual Total Returns{- Fidelity Advisor® Emerging Asia Fund} - 10.31 Fidelity Advisor Emerging Asia Fund - AMCIZ PRO-14 - Fidelity Advisor® Emerging Asia Fund	Fidelity Advisor Emerging Asia Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Emerging Asia Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Emerging Asia Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Emerging Asia Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Emerging Asia Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Emerging Asia Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Emerging Asia Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Emerging Asia Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Emerging Asia Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Emerging Asia Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Emerging Asia Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Emerging Asia Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Emerging Asia Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	F1433 Past 1 year	F1433 Past 5 years	F1433 Past 10 years
Total	23.07%	8.08%	7.20%	21.69%	7.50%	6.55%	14.79%	6.42%	5.89%	25.65%	8.27%	7.12%	28.58%	8.56%	7.04%	30.96%	9.69%	8.15%	31.10%		19.08%	[1]	Oct. 02, 2018	18.17%	6.56%	6.07%

[1]	(a)Since inception October 2, 2018.